Condensed Consolidated Statements of Operation - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Total revenue	$ 16,885	$ 13,066
Cost of sales (exclusive of depreciation and amortization shown separately below)	4,281	2,653
Gross profit	12,604	10,413
Operating expenses
General and administrative	25,791	16,090
Sales and marketing	5,551	2,314
Litigation settlement		3,331
Impairment loss	911
Depreciation and amortization	733	718
Total operating expenses	32,986	22,453
Operating loss	(20,382)	(12,040)
Non-operating income (expense)
Interest expense	(14)	(96)
Other expense	(9)
Interest income	117	79
Loss before income taxes	(20,288)	(12,057)
Income tax expense
Net loss	(20,288)	(12,057)
Warrant beneficial conversion feature		(3,598)
Preferred stock accretion		(2,333)
Net loss attributable to common stockholders	$ (20,288)	$ (17,988)
Net loss per share attributable to common stockholders (basic and diluted)	$ (0.96)	$ (1.40)
Weighted average number of shares of Common Stock outstanding (basic and diluted)	21,233	12,869
Product [Member]
Revenue
Total revenue	$ 6,520	$ 4,890
Service [Member]
Revenue
Total revenue	$ 10,365	$ 8,176